Note 4 - Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments Disclosure [Text Block]
4.	Commitments

Operating Lease

We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2025. Rent expense for the three-month and nine-month periods ended September 30, 2023 was $45,414 and $136,242, respectively, as compared to $44,089 and $132,267, respectively, for the same periods of 2022. Future minimum lease payments total $45,414 in 2023, $187,056 in 2024, and $192,708 in 2025 although the lease may be terminated at any time by either party with one hundred eighty days written notice.

License Agreements

We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments

In the normal course of business, we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) for clinical trial services, contract manufacturing organizations (“CMOs”) for production of materials for use in our clinical trials, and other independent contractors or academic institutions for preclinical research activities and other services and products. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.

4.	Commitments

Operating Lease. We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2025. Rent expense for the years ended December 31, 2022 and 2021 was $176,797 and $166,242, respectively. Future minimum lease payments total approximately $182,000 in 2023, $187,000 in 2024, and $193,000 in 2025 although the lease may be terminated at any time by either party with one hundred eighty days written notice.

License Agreements. We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments. In the normal course of business we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”) for clinical trials services and production of materials for use in our clinical trials. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.